RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Chief Executive Officer
IfrsStatementLineItems [Line Items]
Convertible debentures and accrued interest	$ 459,589	$ 429,589